Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Oil and gas revenue	$ 785,824	$ 70,719	$ 1,421,915	$ 65,881	$ 16,543
Other operating revenue - gain on sale of undeveloped oil and gas properties	1,236,200			402,901	34,467
Total revenues	2,022,024	70,719	1,421,915	468,782	51,010
Costs and expenses:
Lease operating expenses	113,700	3,143	152,052	12,526	5,753
Ad valorem and production taxes	32,139	1,876	64,033	3,174	819
Depreciation, depletion and amortization	239,643	21,216	469,230	27,696	5,724
Accretion of asset retirement obligation	630	100	663	215	97
General and administrative expenses	1,305,124	45	412,268	10,010	10,011
General and administrative expenses allocated from Arabella Petroleum Company, LLC		32,978	131,950	93,845	30,071
Total costs and expenses	1,691,236	59,358	1,230,196	147,466	52,475
Net income before taxes	330,788	11,361
Provision for income taxes	(112,468)
Net income (loss)	$ 218,320	$ 11,361	$ 191,719	$ 321,316	$ (1,465)
Net income per ordinary share:
Basic	$ 0.05	$ 0.00	$ 0.06	$ 0.10	$ 0.00
Diluted	$ 0.03	$ 0.00	$ 0.06	$ 0.10	$ 0.00
Weighted average ordinary shares outstanding:
Basic	4,829,826	3,125,000	3,157,695	3,125,000	3,125,000
Diluted	6,724,408	3,125,000	3,201,305	3,125,000	3,125,000